ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Receivables and payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mining and income tax
Tax receivable				R (148.0)	R (355.1)	R (483.2)
Tax, carbon tax and royalties payable				796.3	508.9	88.0
Current tax liabilities, non-current				8.6	59.1
Tax and Royalties Payable, Current				787.7	449.8	88.0
Net tax, carbon tax and royalties payable/(receivable)	R 648.3	R 153.8	R (395.2)	R 648.3	R 153.8	R (395.2)
Reconciliation of the net tax, carbon tax and royalties payable/(receivable) balance:
Balance at beginning of the year	153.8	(395.2)	(147.9)
Royalties, carbon tax and current tax	7,144.5	2,292.6	307.9
Royalties and tax paid	(6,524.6)	(1,818.9)	(542.2)
Royalties paid	(1,706.6)	(411.5)	(234.4)
Tax (paid)/refund received	(4,818.0)	(1,407.4)	(307.8)
Tax payable on acquisition of subsidiaries		68.7	4.4
Other		18.6
Foreign currency translation	(125.4)	(12.0)	(17.4)
Balance at end of the year	R 648.3	R 153.8	R (395.2)